Leasehold Improvement and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Leasehold Improvement and Equipment, Net
3.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2020	2019
Furniture and education equipment	$13,703	$27,125
Computer equipment and software	70,586	46,120
Leasehold improvements	70,811	83,413
	$155,100	$156,658
Less: accumulated depreciation	(101,124)	(56,001)
	$53,976	$100,656

Depreciation expense for the years ended December 31, 2020 and 2019 was $39,051 and $37,087, respectively.